Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of December 1, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 11,500,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and (ii) the 5,833,333 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the IPO (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants,” which are discussed in Note 4, Note 5, Note 8 and Note 10). The Company previously accounted for the Warrants as components of equity.
The guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Upon further evaluation of the terms of the Warrants, management concluded that the Warrants should be accounted for as a derivative liability. The warrant agreement includes a provision (the “Replacement of Securities Upon Reorganization”) the application of which could result in a different settlement value for the Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Company’s common stock, as noted in ASC 815-40-15, the Warrants could not be considered “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s common stock, all holders of the Warrants (both public warrants and private placement warrants) would be entitled to receive cash for their Warrants. In other words, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Warrant holders would be entitled to cash, while only certain holders of the Company’s common stock would be entitled to cash. Thus, these provisions preclude the Company from classifying the Warrants in stockholders’ equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Statement of Operations in the period of change.
The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and for the year ended December 31, 2020, as previously reported in its Form 10-K. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.
Additionally, the Company revised the Statement of Changes in Stockholders’ Equity to present temporary equity separate from permanent equity, which allows for better alignment to the Balance Sheet presentation. Accordingly, the Company revised the financial statement name to Statement of Changes in Temporary Equity and Permanent Equity to reflect this presentation change.
The following tables summarize the effect of the restatement on each financial statement line item as of the dates and for the period indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 4, 2020
Warrant liabilities	$—	$23,053,333	$23,053,333
Total liabilities	12,075,000	23,053,333	35,128,333
Class A common stock subject to possible redemption	329,284,280	(23,053,333)	306,230,947
Class A common stock	157	231	388
Additional paid-in capital	5,020,615	873,193	5,893,808
Accumulated deficit	$(21,628)	$(873,424)	$(895,052)

Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$30,680,000	$30,680,000
Total liabilities	12,190,461	30,680,000	42,870,461
Class A common stock subject to possible redemption	329,149,850	(30,680,000)	298,469,850
Class A common stock	159	306	465
Additional paid-in capital	5,155,043	8,499,785	13,654,828
Accumulated deficit	$(156,059)	$(8,500,091)	$(8,656,150)

Statement of Operations for the Year ended December 31, 2020
Formation and operational costs	$157,497	$873,424	$1,030,921
Change in fair value of warrant liabilities	—	(7,626,667)	(7,626,667)
Other income (expense), net	12,580	(7,626,667)	(7,614,087)
Net loss	$(144,917)	$(8,500,091)	$(8,645,008)

Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	32,914,985	(3,068,000)	29,846,985
Basic and diluted weighted average shares outstanding, non-redeemable common stock	7,698,927	170,066	7,868,993
Basic and diluted net loss per share, Non-redeemable common stock	$(0.02)	$(1.08)	$(1.10)

Statement of Changes in Temporary Equity and Permanent Equity for the Year ended December 31, 2020
Sale of 34,500,000 Units, net of underwriting discounts – Additional Paid in Capital	$325,527,465	$(14,421,576)	$311,105,889
Sale of 5,833,333 private placement warrants – Additional Paid in Capital	8,750,000	(8,750,000)	—
Excess of purchase price paid over fair value of private placement warrants – Additional Paid in Capital	—	991,667	991,667
Statement of Cash Flows for the year ended December 31, 2020
Cash Flows from Operating Activities:
Net Loss	$(144,917)	$(8,500,091)	$(8,645,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	7,626,667	7,626,667
Transaction costs allocable to warrant liabilities	—	873,424	873,424
Non-Cash Investing and Financing Activities
Initial classification of Class A common stock subject to redemption	$329,284,280	$(23,053,333)	$306,230,947
Change in value of Class A common stock subject to redemption	(134,430)	(7,626,667)	(7,761,097)
Initial measurement of warrants issued in connection with the initial Public Offering accounted for as liabilities	—	23,053,333	23,053,333